UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022


13F File Number: 28-11896


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie             New York, New York             November 13, 2009
--------------------        ----------------------         ---------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      89

Form 13F Information Table Value Total:   $443,600
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number      Name
--------------------      --------------------------------
28-12869                  Tiedemann/Falconer Partners L.P.
28-13433                  Arbitrage Associates L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                ---------------   ---------  --------  -------------------  ----------  --------  --------------------
                                  TITLE                     VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP    (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGER    SOLE   SHARED  NONE
--------------                ---------------   ---------  --------  --------   --- ----  ----------  --------  ------  ------  ----
AFFILIATED COMPUTER SERVICES        CL A        008190100     634      11,700   SH          SOLE        NONE     11,700
ALPHA NATURAL RESOURCES INC         COM         02076X102     281       8,000   SH          SOLE        NONE      8,000
APPLE INC                           COM         037833100     298       1,610   SH          SOLE        NONE      1,610
ARMSTRONG WORLD INDS INC NEW        COM         04247X102     297       8,620   SH          SOLE        NONE      8,620
ASML HOLDING N V                 NY REG SHS     N07059186   1,479      50,000   SH  PUT     SOLE        NONE     50,000
BANK OF AMERICA CORPORATION         COM         060505104   2,200     130,000   SH  PUT     SOLE        NONE    130,000
BANKRATE INC                        COM         06646V108  10,447     366,573   SH          SOLE        NONE    366,573
BIG LOTS INC                        COM         089302103  16,989     679,000   SH          SOLE        NONE    679,000
BIOGEN IDEC INC                     COM         09062X103     505      10,000   SH  CALL    SOLE        NONE     10,000
BJ SVCS CO                          COM         055482103   8,422     433,462   SH          SOLE        NONE    433,462
BLOCKBUSTER INC                     CL A        093679108     107     100,000   SH  CALL    SOLE        NONE    100,000
BLUE NILE INC                       COM         09578R103     296       4,770   SH          SOLE        NONE      4,770
BRIGHTPOINT INC                   COM NEW       109473405     289      33,040   SH          SOLE        NONE     33,040
BROOKDALE SR LIVING INC             COM         112463104     281      15,490   SH          SOLE        NONE     15,490
CENTENNIAL COMMUNCTNS CORP N      CL A NEW      15133V208   4,523     566,805   SH          SOLE        NONE    566,805
CENTENNIAL COMMUNCTNS CORP N      CL A NEW      15133V208   1,305     163,800   SH  PUT     SOLE        NONE    163,800
CF IND HLDGS INC                    COM         125269100   8,253      95,707   SH          SOLE        NONE     95,707
CF IND HLDGS INC                    COM         125269100   1,121      13,000   SH  PUT     SOLE        NONE     13,000
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601   3,800     250,000   SH  PUT     SOLE        NONE    250,000
CTC MEDIA INC                       COM         12642X106     163      10,400   SH          SOLE        NONE     10,400
CONTINENTAL AIRLS INC               CL B        210795308     658      40,000   SH  PUT     SOLE        NONE     40,000
DIAMONDS TR                      UNIT SER 1     252787106  14,564     150,000   SH  PUT     SOLE        NONE    150,000
DIRECTV GROUP INC                   COM         25459L106     414      15,000   SH  PUT     SOLE        NONE     15,000
DR PEPPER SNAPPLE GROUP INC         COM         26138E109     308      10,710   SH          SOLE        NONE     10,710
DRESS BARN INC                      COM         261570105   2,690     150,000   SH          SOLE        NONE    150,000
E TRADE FINANCIAL CORP              COM         269246104     391     223,225   SH          SOLE        NONE    223,225
E TRADE FINANCIAL CORP              COM         269246104     525     300,000   SH  PUT     SOLE        NONE    300,000
EASTMAN KODAK CO                    COM         277461109     717     150,000   SH          SOLE        NONE    150,000
EASTMAN KODAK CO                    COM         277461109     717     150,000   SH  PUT     SOLE        NONE    150,000
EXCEL MARITIME CARRIERS LTD         COM         V3267N107     665     100,000   SH  CALL    SOLE        NONE    100,000
FACET BIOTECH CORP                  SHS         30303Q103   5,031     290,949   SH          SOLE        NONE    290,949
FINISH LINE INC                     CL A        317923100     325      32,000   SH          SOLE        NONE     32,000
GAMESTOP CORP NEW                   CL A        36467W109   9,265     350,000   SH          SOLE        NONE    350,000
GENESCO INC                         COM         371532102     337      14,000   SH          SOLE        NONE     14,000
GOOGLE INC                          CL A        38259P508     293         590   SH          SOLE        NONE        590
GRACE W R & CO DEL NEW              COM         38388F108     307      14,120   SH          SOLE        NONE     14,120
GUESS INC                           COM         401617105   6,593     178,000   SH          SOLE        NONE    178,000
HAWAIIAN HOLDINGS INC               COM         419879101     826     100,000   SH          SOLE        NONE    100,000
HICKS ACQUISITION CO I INC          COM         429086309   1,920     196,470   SH          SOLE        NONE    196,470
HOME DEPOT INC                      COM         437076102   1,865      70,000   SH  PUT     SOLE        NONE     70,000
HOVNANIAN ENTERPRISES INC           CL A        442487203     192      50,000   SH          SOLE        NONE     50,000
ICICI BK LTD                        ADR         45104G104     771      20,000   SH          SOLE        NONE     20,000
KKR FINANCIAL HLDGS LLC             COM         48248A306   1,155     250,000   SH  CALL    SOLE        NONE    250,000
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500  16,202     520,800   SH          SOLE        NONE    520,800
LIBERTY ACQUISITION HLDGS CO        COM         53015Y107  15,185   1,598,443   SH          SOLE        NONE  1,598,443
LSI CORPORATION                     COM         502161102  10,157   1,850,000   SH          SOLE        NONE  1,850,000
MARVEL ENTERTAINMENT INC            COM         57383T103   1,573      31,700   SH          SOLE        NONE     31,700
MGM MIRAGE                          COM         552953101     843      70,000   SH  PUT     SOLE        NONE     70,000
MSC SOFTWARE CORP                   COM         553531104   9,629   1,144,955   SH          SOLE        NONE  1,144,955
NBTY INC                            COM         628782104     293       7,400   SH          SOLE        NONE      7,400
ODYSSEY RE HLDGS CORP               COM         67612W108   4,382      67,611   SH          SOLE        NONE     67,611
OMNITURE INC                        COM         68212S109   1,859      86,694   SH          SOLE        NONE     86,694
OMNIVISION TECHNOLOGIES INC         COM         682128103  12,210     750,000   SH          SOLE        NONE    750,000
OPENWAVE SYS INC                  COM NEW       683718308   4,943   1,901,275   SH          SOLE        NONE  1,901,275
OSHKOSH CORP                        COM         688239201     298       9,640   SH          SOLE        NONE      9,640
OWENS ILL INC                     COM NEW       690768403   8,595     232,920   SH          SOLE        NONE    232,920
PEPSI BOTTLING GROUP INC            COM         713409100   8,513     233,621   SH          SOLE        NONE    233,621
PEPSIAMERICAS INC                   COM         71343P200   1,201      42,038   SH          SOLE        NONE     42,038
PEROT SYS CORP                      CL A        714265105   9,975     335,852   SH          SOLE        NONE    335,852
PETROCHINA CO LTD              SPONSORED ADR    71646E100     282       2,480   SH          SOLE        NONE      2,480
PFIZER INC                          COM         717081103   1,821     110,000   SH  CALL    SOLE        NONE    110,000
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107   9,116     400,000   SH  CALL    SOLE        NONE    400,000
POWERSHARES QQQ TRUST            UNIT SER 1     73935A104  45,208   1,070,000   SH  PUT     SOLE        NONE  1,070,000
PRICELINE COM INC                 COM NEW       741503403     298       1,800   SH          SOLE        NONE      1,800
PROLOGIS                         SH BEN INT     743410102   1,490     125,000   SH          SOLE        NONE    125,000
PROLOGIS                         SH BEN INT     743410102   1,490     125,000   SH  PUT     SOLE        NONE    125,000
PROSHARES TR                  PSHS ULT SH MSCI  74347R339     330       7,870   SH          SOLE        NONE      7,870
ROYAL CARIBBEAN CRUISES LTD         COM         V7780T103   1,926      80,000   SH  PUT     SOLE        NONE     80,000
SPDR TR                          UNIT SER 1     78462F103  25,342     240,000   SH  PUT     SOLE        NONE    240,000
SCHERING PLOUGH CORP                COM         806605101  28,111     995,087   SH          SOLE        NONE    995,087
SEAGATE TECHNOLOGY                  SHS         G7945J104   4,563     300,000   SH          SOLE        NONE    300,000
SEPRACOR INC                        COM         817315104   9,234     403,213   SH          SOLE        NONE    403,213
SIMON PPTY GROUP INC NEW            COM         828806109   1,389      20,000   SH  PUT     SOLE        NONE     20,000
SK TELECOM LTD                 SPONSORED ADR    78440P108   9,266     531,000   SH          SOLE        NONE    531,000
SLM CORP                            COM         78442P106     698      80,000   SH  PUT     SOLE        NONE     80,000
SP ACQUISITION HOLDINGS INC         COM         78470A104     778      80,360   SH          SOLE        NONE     80,360
SUN MICROSYSTEMS INC              COM NEW       866810203  20,891   2,298,208   SH          SOLE        NONE  2,298,208
TERRA INDS INC                      COM         880915103  11,732     338,386   SH          SOLE        NONE    338,386
TERRA INDS INC                      COM         880915103   5,006     144,400   SH  PUT     SOLE        NONE    144,400
TRINITY INDS INC                    COM         896522109     279      16,250   SH          SOLE        NONE     16,250
TEXTRON INC                         COM         883203101     290      15,280   SH          SOLE        NONE     15,280
UNITED STATES OIL FUND LP          UNITS        91232N108   1,448      40,000   SH  CALL    SOLE        NONE     40,000
U S G CORP                        COM NEW       903293405     290      16,880   SH          SOLE        NONE     16,880
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109     225      12,010   SH          SOLE        NONE     12,010
VIRGIN MOBILE USA INC               CL A        92769R108   1,218     243,652   SH          SOLE        NONE    243,652
WYETH                               COM         983024100  36,212     745,416   SH          SOLE        NONE    745,416
WYNN RESORTS LTD                    COM         983134107     298       4,210   SH          SOLE        NONE      4,210
XEROX CORP                          COM         984121103      77      10,000   SH          SOLE        NONE     10,000
ZORAN CORP                          COM         98975F101   6,215     539,500   SH          SOLE        NONE    539,500





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